36 Segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales revenue	R$ 52,323,525		R$ 57,999,866	R$ 49,260,594
Cost of products sold	(45,879,118)		(46,576,657)	(36,177,408)
Gross profit	6,444,407		11,423,209	13,083,186
Selling, general and distribuition expenses	(4,262,434)		(3,614,612)	(3,061,336)
Results from equity investments	10,218		(888)	39,956
Other operating income (expenses), net	(2,038,508)		472,509	(854,880)
Operating profit (loss)	153,683		8,280,218	9,206,926
Reporting segments [Member]
Disclosure of operating segments [line items]
Net sales revenue	64,152,663		72,258,188	61,351,881
Cost of products sold	(57,650,833)		(61,214,620)	(48,000,599)
Gross profit	6,501,830		11,043,568	13,351,282
Selling, general and distribuition expenses	(4,083,544)		(3,245,373)	(3,123,950)
Other operating income (expenses), net	(3,759,956)		312,698	(531,532)
Operating profit (loss)	(1,341,670)		8,110,893	9,695,800
Reporting segments [Member] | Chemicals [Member]
Disclosure of operating segments [line items]
Net sales revenue	27,172,288		31,111,650	25,179,288
Cost of products sold	(25,349,921)		(27,523,702)	(20,478,914)
Gross profit	1,822,367		3,587,948	4,700,374
Selling, general and distribuition expenses	(1,069,867)		(784,450)	(773,396)
Other operating income (expenses), net	(269,363)		(52,006)	(197,275)
Operating profit (loss)	483,137		2,751,492	3,729,703
Reporting segments [Member] | Vinyls [Member]
Disclosure of operating segments [line items]
Net sales revenue	2,692,778		3,167,390	3,066,879
Cost of products sold	(3,069,301)		(2,908,371)	(2,572,774)
Gross profit	(376,523)		259,019	494,105
Selling, general and distribuition expenses	(437,153)		(177,344)	(162,989)
Other operating income (expenses), net	(3,673,139)		8,403	(163,374)
Operating profit (loss)	(4,486,815)		90,078	167,742
Reporting segments [Member] | Polyolefins [Member]
Disclosure of operating segments [line items]
Net sales revenue	21,191,851		22,483,866	19,650,398
Cost of products sold	(18,494,520)		(19,295,855)	(15,432,179)
Gross profit	2,697,331		3,188,011	4,218,219
Selling, general and distribuition expenses	(1,439,229)		(1,328,047)	(1,321,575)
Other operating income (expenses), net	(151,351)		(35,020)	(177,518)
Operating profit (loss)	1,106,751		1,824,944	2,719,126
Reporting segments [Member] | USA and Europe [Member]
Disclosure of operating segments [line items]
Net sales revenue	10,044,306		11,724,776	9,854,496
Cost of products sold	(8,233,079)		(9,152,847)	(7,419,261)
Gross profit	1,811,227		2,571,929	2,435,235
Selling, general and distribuition expenses	(786,096)		(642,006)	(582,672)
Other operating income (expenses), net	9,215		68,733	(21,279)
Operating profit (loss)	1,034,346		1,998,656	1,831,284
Reporting segments [Member] | Mexico [Member]
Disclosure of operating segments [line items]
Net sales revenue	3,051,440		3,770,506	3,600,820
Cost of products sold	(2,504,012)		(2,333,845)	(2,097,471)
Gross profit	547,428		1,436,661	1,503,349
Selling, general and distribuition expenses	(351,199)		(313,526)	(283,318)
Other operating income (expenses), net	324,682		322,588	27,914
Operating profit (loss)	520,911		1,445,723	1,247,945
Other segments [Member]
Disclosure of operating segments [line items]
Net sales revenue	296,286		292,435	83,720
Cost of products sold	(188,335)		(173,608)	(65,743)
Gross profit	107,951		118,827	17,977
Selling, general and distribuition expenses	(44,548)		(34,819)	(13,391)
Other operating income (expenses), net	3,364		(103)	(2,430)
Operating profit (loss)	66,767		83,905	2,156
Corporate unit [Member]
Disclosure of operating segments [line items]
Net sales revenue			265,438
Gross profit			265,438
Selling, general and distribuition expenses	(217,958)		(334,420)	(61,384)
Results from equity investments	10,218		(888)	39,956
Other operating income (expenses), net	1,775,246		159,914	(320,918)
Operating profit (loss)	1,567,506	[1]	90,044	(342,346)	[2]
Braskem consolidated be for eliminations and reclassifications [Member]
Disclosure of operating segments [line items]
Net sales revenue	64,448,949		72,816,061	61,435,601
Cost of products sold	(57,839,168)		(61,388,228)	(48,066,342)
Gross profit	6,609,781		11,427,833	13,369,259
Selling, general and distribuition expenses	(4,346,050)		(3,614,612)	(3,198,725)
Results from equity investments	10,218		(888)	39,956
Other operating income (expenses), net	(1,981,346)		472,509	(854,880)
Operating profit (loss)	292,603		8,284,842	9,355,610
Eliminations and reclassifications [Member]
Disclosure of operating segments [line items]
Net sales revenue	(12,125,424)		(14,816,195)	(12,175,007)
Cost of products sold	11,960,050		(14,811,571)	11,888,934
Gross profit	(165,374)		(4,624)	(286,073)
Selling, general and distribuition expenses	83,616			137,389
Other operating income (expenses), net	(57,162)
Operating profit (loss)	R$ (138,920)		R$ (4,624)	R$ (148,684)

[1]	Includes the amount of R$1,904,206 related to PIS and COFINS tax credits - exclusion of ICMS from the calculation base (Nota 10(c)).
[2]	Includes gain from sale of "Chemicals distribution" segment in the amount of R$276,816.